Events after the balance sheet date (Details) $ / shares in Units, $ in Millions				1 Months Ended
	Jul. 21, 2023 USD ($) shares	Jul. 17, 2023 $ / shares shares	Jul. 17, 2023 € / shares shares	Jul. 31, 2023 USD ($)
Halozyme | Global Collaboration and License Agreement
Events after the balance sheet date
Payment to be paid for a milestone | $				$ 18
Global Offering | Major ordinary share transactions
Events after the balance sheet date
Number of shares issued		2,244,899	2,244,899
Global Offering | American Depositary Shares | Major ordinary share transactions
Events after the balance sheet date
Number of shares issued		1,580,981	1,580,981
Share price | $ / shares		$ 490.0
Global Offering | Ordinary shares | Major ordinary share transactions
Events after the balance sheet date
Number of shares issued		663,918	663,918
Share price | € / shares			€ 436.37
Underwriters' Over Allotment Option | American Depositary Shares | Major ordinary share transactions
Events after the balance sheet date
Number of shares issued	336,734
Gross proceeds from issue of shares | $	$ 1,270